Property and Equipment Net - Narrative (Details) - Gelesis $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ft² a	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Payment to acquire manufacturing building | $	$ 19,917	$ 32,212
Depreciation expense not related to manufacturing activities | $	$ 1,500	$ 500
Italy
Property, Plant and Equipment [Line Items]
Area of land owned and operated	51,000
Area of land further expanded	88,600
Area of land | a	12
Area of land construction initiated	207,000